Asset Management Fund - Large Cap Equity Fund | Large Cap Equity Fund
Large Cap Equity Fund
Investment Objectives
The Fund’s primary investment objective is to achieve capital appreciation.
The objective of income is secondary.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Asset Management Fund - Large Cap Equity Fund Large Cap Equity Fund		Class AMF		Class H
Operating Expenses Column [Text]		Class AMF		Class H
Management Fees		0.65%		0.65%
12b-1 Fees		0.25%	[1]	none
Other Expenses	[2]	0.40%		0.40%
Total Fund Operating Expenses		1.30%		1.05%
[1]	For the fiscal year ended October 31, 2012 the Distributor voluntarily waived 0.10% of its fees for Class AMF Shares so that the "12b-1 Fees" were 0.15%. With such waiver, the "Total Fund Operating Expenses" were 1.20% for Class AMF Shares.
[2]	Includes indirect expenses of securities of other mutual funds held by the Fund.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Asset Management Fund - Large Cap Equity Fund Large Cap Equity Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class AMF	Class AMF	132	412	713	1,568
Class H	Class H	107	334	579	1,283

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in equity securities of U.S.-based companies whose growth, cash flow, earnings and dividend prospects are promising and whose securities are reasonably priced and have the potential for capital appreciation in the opinion of Shay Assets Management, Inc. (the “Adviser”). Specifically, the Adviser looks for companies with strong balance sheets and sustainable earnings growth. In evaluating the prospects for a company’s growth and earnings, the Adviser considers, among other things, the company’s historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments and trends in market share. In attempting to determine reasonable price levels for a company’s securities, the Adviser utilizes a variety of measurement methods, including discounted cash flow analysis of expected earnings streams and an evaluation of the company’s price-to-earnings ratio, dividend yield and return on equity.

The equity securities in which the Fund invests consist primarily of dividend-paying common stocks of large-capitalization companies. The Fund considers large capitalization companies to be those with market capitalizations in excess of $8 billion. It is the Fund’s policy to invest at least 80% of its net assets in the equity securities of large-capitalization companies.  The Fund may invest up to 20% of its assets in equity securities of smaller companies. The equity securities in which the Fund may invest also include common stocks that do not pay dividends, preferred stocks and corporate debt securities convertible into common stock.

Principal Risks

It is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Company Risk	The market values of corporate securities vary with the success or failure of the company issuing the stock. Many factors can negatively affect a particular company’s stock price, such as poor earnings reports, loss of major customers, major litigation against the company or changes in government regulations affecting the company or its industry. The success of the companies in which the Fund invests largely determines the Fund’s long-term performance.

Management Risk	The Fund is subject to management risk due to the active nature of its management. The Adviser will apply investment techniques, experience and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by the Adviser will achieve the investment objectives.

Market Risk	The value of the securities owned by the Fund can increase and decrease quickly at unexpected times. The value can change as the result of a number of factors, including market-wide risks, industry-specific risk (i.e., labor shortages and/or stoppages, greater costs of production and/or competitive forces or conditions) or issuer-specific risk. Equity securities generally have greater price volatility than fixed income securities.

Style Risk	The Fund emphasizes dividend-paying common stocks of larger capitalization U.S. companies that meet the quality criteria of the Adviser. If larger capitalization stocks held by the Fund fall out of favor, the Fund’s returns could trail returns of the overall stock market or other funds. The Fund may at times hold securities of companies in the same or related market sectors, such as consumer staples, and its performance may suffer if those sectors underperform the overall stock market.

Fund Performance History

The bar chart shows how the performance of Class AMF shares of the Fund has varied over time. The bar chart depicts the change in performance of Class AMF shares of the Fund from year-to-year during the periods indicated. On February 20, 2009, the John Hancock Large Cap Select Fund was reorganized into the Large Cap Equity Fund. Class H shares commenced operations as of the date of the reorganization. Class AMF shares and Class H shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the returns of the Class AMF shares would be lower than the returns of the Class H shares, due to differing expenses between the share classes.

On January 8, 2007, Asset Management Fund Large Cap Equity Institutional Fund, Inc. (the “Predecessor Fund”) was reorganized into the Large Cap Equity Fund. The Fund had no operations prior to the reorganization. The Predecessor Fund was a diversified open-end management investment company incorporated under the laws of the State of New York. Financial and performance information included in this Prospectus for the period prior to January 8, 2007, is that of the Predecessor Fund.

The Class AMF shares of the Fund and the Predecessor Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The chart and table assume reinvestment of dividends and distributions.

Annual Returns for Years Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 13.74% (quarter ended 6/30/09) and the lowest return for a quarter was -18.59% (quarter ended 12/31/08).
Average Annual Total Returns.

The following table compares the Fund’s average annual total returns of Class AMF and Class H shares of the Fund for the periods ended December 31, 2012, to a broad-based securities market index (which unlike the Fund has no fees or expenses).

Average Annual Total Returns Asset Management Fund - Large Cap Equity Fund Large Cap Equity Fund	Label		1 Year	5 Years	10 Years		Since Inception		Inception Date
Class AMF (after taxes on distributions)	Large Cap Equity Fund, Class AMF (after taxes on distributions)	[1]	9.96%	2.27%	4.04%	[2]			Jan. 08, 2007
Class AMF (after taxes on distributions and redemptions)	Large Cap Equity Fund, Class AMF (after taxes on distributions and redemptions)	[1]	8.01%	2.25%	4.05%	[2]			Jan. 08, 2007
Class AMF (before taxes)	Large Cap Equity Fund, Class AMF (before taxes)		10.75%	2.73%	4.84%	[2]			Jan. 08, 2007
Class AMF S&P 500 Index	S&P 500 Index	[3]	16.00%	1.66%	7.10%	[2]			Jan. 08, 2007
Class H (after taxes on distributions)	Large Cap Equity Fund, Class H (after taxes on distributions)	[1]	10.10%				16.72%	[2]	Feb. 20, 2009
Class H (after taxes on distributions and redemptions)	Large Cap Equity Fund, Class H (after taxes on distributions and redemptions)	[1]	8.15%				15.05%	[2]	Feb. 20, 2009
Class H (before taxes)	Large Cap Equity Fund, Class H (before taxes)		10.92%				17.25%	[2]	Feb. 20, 2009
Class H S&P 500 Index	S&P 500 Index	[3]	16.00%				19.84%	[2]	Feb. 20, 2009
[1]	After-tax returns are calculated using the applicable highest marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.
[2]	The performance shown above is based on the performance of Class AMF shares of the Fund since its inception on January 8, 2007 and the Predecessor Fund for periods before January 8, 2007. Class H shares commenced operations on February 20, 2009.
[3]	The S&P 500 Index is an unmanaged index representative of 500 stocks that are widely held and traded on the New York Stock exchange.